November 1, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor Funds - Post-Effective Amendment No. 153

1933 Act Registration No. 33-5852

1940 Act Registration No. 811-4676

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Harbor Funds (the “Trust”) certifies that:

a.    the form of the Trust’s Target Retirement Funds Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 153 to the Trust’s registration statement on Form N-1A; and

b.    the text of Post-Effective Amendment No. 153 to the Trust’s registration statement was filed with the Commission via EDGAR on October 31, 2019 (Accession No. 0001193125-19-280634) with an effective date of November 1, 2019.

Please do not hesitate to contact the undersigned at (312) 443-4428 if you have any questions.

Very truly yours,

Jodie L. Crotteau
Assistant Secretary

Cc:	Christopher P. Harvey, Esq.

Stephanie Capistron, Esq.

Dechert LLP

Charles F. McCain, Esq.

Anmarie S. Kolinski

Erik D. Ojala, Esq.

Diana R. Podgorny, Esq.

Harbor Funds

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.